Derivative Contracts - Effects of Derivative Contracts in Condensed Consolidated Financial Statements (Parenthetical) (Detail)	Jun. 30, 2013 Contract	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Open metal contracts [Member]
Derivatives, Fair Value [Line Items]
Number of contracts	334	208	88
Number of contracts	218	85	151
Open electricity contracts [Member]
Derivatives, Fair Value [Line Items]
Number of contracts	6	17	6
Number of contracts		1	8
Interest rate cap agreements [Member]
Derivatives, Fair Value [Line Items]
Number of contracts	2	2	2
Open natural gas contracts [Member]
Derivatives, Fair Value [Line Items]
Number of contracts		6
Number of contracts			31